Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 2,488,858	¥ 2,276,425
Available-for-sale debt securities, Allowance for credit losses	(144)	(153)	¥ (120)
Available-for-sale debt securities, Gross unrealized gains	16,076	23,242
Available-for-sale debt securities, Gross unrealized losses	(270,182)	(124,623)
Available-for-sale debt securities, Fair value	2,234,608	2,174,891
Held-to-maturity securities, Amortized cost	114,759	114,312
Held-to-maturity securities, Fair value	129,678
Total amortized cost	2,603,617	2,390,737
Total allowance for credit losses	(144)	(153)
Total gross unrealized gains	30,995	44,371
Total gross unrealized losses	(270,182)	(124,623)
Total fair values	2,364,286	2,310,332
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	962,969	905,004
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	2,863	5,178
Available-for-sale debt securities, Gross unrealized losses	(164,537)	(77,569)
Available-for-sale debt securities, Fair value	801,295	832,613
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	389,150	333,449
Available-for-sale debt securities, Allowance for credit losses	(144)	(132)
Available-for-sale debt securities, Gross unrealized gains	1,146	2,482
Available-for-sale debt securities, Gross unrealized losses	(20,906)	(10,195)
Available-for-sale debt securities, Fair value	369,246	325,604
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	851,525	873,178
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	6,270	10,014
Available-for-sale debt securities, Gross unrealized losses	(73,407)	(33,632)
Available-for-sale debt securities, Fair value	784,388	849,560
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	45,292	29,349
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	62	112
Available-for-sale debt securities, Gross unrealized losses	(2,181)	(729)
Available-for-sale debt securities, Fair value	43,173	28,732
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	239,922	135,445
Available-for-sale debt securities, Allowance for credit losses	0	(21)
Available-for-sale debt securities, Gross unrealized gains	5,735	5,456
Available-for-sale debt securities, Gross unrealized losses	(9,151)	(2,498)
Available-for-sale debt securities, Fair value	236,506	138,382
Japanese government bond securities and other
Schedule of Investments [Line Items]
Held-to-maturity securities, Amortized cost	114,759	114,312
Held-to-maturity securities, Allowance for credit losses	0	0
Held-to-maturity securities, Gross unrealized gains	14,919	21,129
Held-to-maturity securities, Gross unrealized losses	0	0
Held-to-maturity securities, Fair value	¥ 129,678	¥ 135,441